Income Taxes (Schedule of Unrecognized Deductible Temporary Differences and Unused Tax Losses) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 3,975,000	$ 3,468,000
Expiry date	2021 to 2024	2021 to 2024
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 79,826,000	$ 71,328,000
Expiry date	2027 to 2039	2027 to 2040
Provision for site reclamation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 2,019,000	$ 1,986,000
Expiry date	No Expiry	No Expiry
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 779,000	$ 11,062,000
Expiry date	No Expiry	No Expiry
Property and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 724,000	$ 849,000
Expiry date	No Expiry	No Expiry
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 9,663,000	$ 622,000
Expiry date	No Expiry	No Expiry